UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       01/25/2005
--------------                      -----------                       ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           30
                                         -----------
Form 13F Information Table Value Total:  $20,712,864
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AT+T INC                       COM              00206R102   953886   38950          X                   X      0    0
AFFYMETRIX INC                 OC CAP STK       00826T108   621037   13006          X                   X      0    0
AIR PRODS + CHEMS INC          COM              9158106     603738   10200          X                   X      0    0
AMERICAN INTL GROUP INC        COM              26874107   1279313   18750          X                   X      0    0
ANADARKO PETE CORP             COM              32511107    218020    2301          X                   X      0    0
CELGENE CORP                   COM              151020104   225893    3486          X                   X      0    0
COCA COLA CO                   COM              191216100   362790    9000          X                   X      0    0
CYTYC CORP                     COM              232946103   364421   12909          X                   X      0    0
EON COMMUNICATIONS CORP        COM              268763109   123772  143921          X                   X      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2149487   70870          X                   X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   782400   20000          X                   X      0    0
EXXON MOBIL CORP               COM              30231G102  1887312   33600          X                   X      0    0
FISHER SCIENTIFIC INTL I       COM NEW          338032204   443378    7167          X                   X      0    0
GANNETT INC                    COM              364730101   557244    9200          X                   X      0    0
GENERAL ELEC CO                COM              369604103  1387980   39600          X                   X      0    0
JUNIPER NETWORKS INC           COM              48203R104   594027   26638          X                   X      0    0
LAUDER ESTEE COS INC           CL A             518439104   559116   16700          X                   X      0    0
MCGRAW HILL COS INC            COM              580645109   309780    6000          X                   X      0    0
MERCK + CO INC                 COM              589331107   687096   21600          X                   X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   754264    5600          X                   X      0    0
                               STANDARD +
                               POORS
MYOGEN INC                     OC COM           62856E104  1988298   65925          X                   X      0    0
QUICKLOGIC CORP                CDT COM          74837P108   232217   58789          X                   X      0    0
RENOVIS INC                    COM              759885106   192199   12562          X                   X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   366150   13417          X                   X      0    0
TEXAS INSTRS INC               COM              882508104   208455    6500          X                   X      0    0
VA SOFTWARE CORP               COM              91819B105   263531  148051          X                   X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   534178   17735          X                   X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   232584    4400          X                   X      0    0
WELLS FARGO + CO NEW           COM              949746101   540338    8600          X                   X      0    0
WYETH                          COM              983024100  1289960   28000          X                   X      0    0